Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information

(20) Segment Information

(a) Operating Segment Information

Beginning in the fourth quarter of 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through three divisions: Insurance and Wealth Management, Mortgage Insurance and Corporate and Runoff. Under these divisions, there are six operating business segments. The Insurance and Wealth Management Division includes the following operating business segments: U.S. Life Insurance (which includes our life insurance, long-term care insurance and fixed annuities businesses), International Protection (which includes our lifestyle protection insurance business) and Wealth Management. The Mortgage Insurance Division includes the following operating business segments: International Mortgage Insurance and U.S. Mortgage Insurance. The Corporate and Runoff Division includes the Runoff segment and Corporate and Other activities. The Runoff segment includes the results of non-strategic products which are no longer actively sold. These changes allow us to sharpen our focus on common aspects within each group of businesses while taking advantage of current financial synergies. Financial information has been updated for all periods to reflect the reorganized segment reporting structure. The following discussion reflects our reorganized operating segments.

We currently conduct our operations in the following operating business segments: (1) U.S. Life Insurance, which includes our life insurance, long-term care insurance and fixed annuities businesses; (2) International Protection Insurance, which includes our lifestyle protection insurance business; (3) Wealth Management; (4) International Mortgage Insurance, which includes mortgage insurance-related products and services; (5) U.S. Mortgage Insurance, which includes mortgage insurance-related products and services; and (6) Runoff, which includes the results of non-strategic products which are no longer actively sold. Our non-strategic products include our variable annuity, variable life insurance, institutional, corporate-owned life insurance and Medicare supplement insurance products. Institutional products consist of: funding agreements, FABNs and GICs.

We also have Corporate and Other activities which include debt financing expenses that are incurred at our holding company level, unallocated corporate income and expenses, eliminations of inter-segment transactions and the results of other non-core businesses that are managed outside of our operating segments.

We use the same accounting policies and procedures to measure segment income (loss) and assets as our consolidated net income (loss) and assets. Our chief operating decision maker evaluates segment performance and allocates resources on the basis of “net operating income (loss) available to Genworth Financial, Inc.’s common stockholders.” We define net operating income (loss) available to Genworth Financial, Inc.’s common stockholders as income (loss) from continuing operations excluding net income attributable to noncontrolling interests, after-tax net investment gains (losses) and other adjustments and infrequent or unusual non-operating items. We exclude net investment gains (losses) and infrequent or unusual non-operating items because we do not consider them to be related to the operating performance of our segments and Corporate and Other activities. A significant component of our net investment gains (losses) is the result of impairments, the size and timing of which can vary significantly depending on market credit cycles. In addition, the size and timing of other investment gains (losses) are often subject to our discretion and are influenced by market opportunities, as well as asset-liability matching considerations. Infrequent or unusual non-operating items are also excluded from net operating income (loss) available to Genworth Financial, Inc.’s common stockholders if, in our opinion, they are not indicative of overall operating trends. While some of these items may be significant components of net income (loss) available to Genworth Financial, Inc.’s common stockholders in accordance with U.S. GAAP, we believe that net operating income (loss) available to Genworth Financial, Inc.’s common stockholders, and measures that are derived from or incorporate net operating income (loss), are appropriate measures that are useful to investors because they identify the income (loss) attributable to the ongoing operations of the business. However, net operating income (loss) available to Genworth Financial, Inc.’s common stockholders is not a substitute for net income (loss) available to Genworth Financial, Inc.’s common stockholders determined in accordance with U.S. GAAP. In addition, our definition of net operating income (loss) available to Genworth Financial, Inc.’s common stockholders may differ from the definitions used by other companies.

There were no infrequent or unusual non-operating items excluded from net operating income (loss) during the periods presented other than a $36 million gain related to the sale of our Medicare supplement insurance business recorded in the fourth quarter of 2011 and a $106 million tax benefit related to separation from our former parent recorded in the first quarter of 2010.

The following is a summary of our segments and Corporate and Other activities as of or for the years ended December 31:

2011	U.S. Life Insurance	International Protection	Wealth Management	International Mortgage Insurance	U.S. Mortgage Insurance	Runoff	Corporate and Other	Total
(Amounts in millions)
Premiums	$2,979	$839	$—	$1,063	$564	$260	$—	$5,705
Net investment income	2,538	173	—	393	104	140	32	3,380
Net investment gains (losses)	(73)	(1)	—	42	46	(174)	(60)	(220)
Insurance and investment product fees and other	686	11	453	9	5	299	40	1,503

Total revenues	6,130	1,022	453	1,507	719	525	12	10,368

Benefits and other changes in policy reserves	3,789	135	—	458	1,325	234	—	5,941
Interest credited	659	—	—	—	—	135	—	794
Acquisition and operating expenses, net of deferrals	736	590	372	248	156	142	50	2,294
Amortization of deferred acquisition costs and intangibles	297	143	5	66	5	70	12	598
Goodwill impairment	—	—	—	—	—	—	29	29
Interest expense	104	38	—	31	—	2	331	506

Total benefits and expenses	5,585	906	377	803	1,486	583	422	10,162

Income (loss) before income taxes	545	116	76	704	(767)	(58)	(410)	206
Provision (benefit) for income taxes	189	26	29	212	(284)	(21)	(133)	18

Net income (loss)	356	90	47	492	(483)	(37)	(277)	188
Less: net income attributable to noncontrolling interests	—	—	—	139	—	—	—	139

Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$356	$90	$47	$353	$(483)	$(37)	$(277)	$49

Total assets	$75,547	$2,375	$523	$9,643	$2,966	$16,031	$5,102	$112,187

2010	U.S. Life Insurance	International Protection	Wealth Management	International Mortgage Insurance	U.S. Mortgage Insurance	Runoff	Corporate and Other	Total
(Amounts in millions)
Premiums	$3,004	$939	$—	$994	$595	$322	$—	$5,854
Net investment income	2,473	154	—	355	116	130	38	3,266
Net investment gains (losses)	(159)	5	—	15	33	(2)	(35)	(143)
Insurance and investment product fees and other	468	14	352	8	10	215	45	1,112

Total revenues	5,786	1,112	352	1,372	754	665	48	10,089

Benefits and other changes in policy reserves	3,654	196	—	390	1,491	270	—	6,001
Interest credited	685	—	—	—	—	156	—	841
Acquisition and operating expenses, net of deferrals	704	609	287	238	152	155	72	2,217
Amortization of deferred acquisition costs and intangibles	308	162	4	58	6	75	13	626
Interest expense	103	51	—	8	—	2	293	457

Total benefits and expenses	5,454	1,018	291	694	1,649	658	378	10,142

Income (loss) before income taxes	332	94	61	678	(895)	7	(330)	(53)
Provision (benefit) for income taxes	117	21	21	166	(331)	(12)	(230)	(248)

Net income (loss)	215	73	40	512	(564)	19	(100)	195
Less: net income attributable to noncontrolling interests	—	—	—	143	—	—	—	143

Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$215	$73	$40	$369	$(564)	$19	$(100)	$52

Total assets	$69,869	$2,692	$547	$9,600	$3,856	$18,710	$5,089	$110,363

2009	U.S. Life Insurance	International Protection	Wealth Management	International Mortgage Insurance	U.S. Mortgage Insurance	Runoff	Corporate and Other	Total
(Amounts in millions)
Premiums	$3,017	$1,141	$—	$927	$636	$297	$1	$6,019
Net investment income	2,207	157	—	313	134	213	9	3,033
Net investment gains (losses)	(840)	(17)	(1)	13	49	(144)	(101)	(1,041)
Insurance and investment product fees and other	413	20	279	6	7	306	27	1,058

Total revenues	4,797	1,301	278	1,259	826	672	(64)	9,069

Benefits and other changes in policy reserves	3,410	343	—	464	1,392	258	(1)	5,866
Interest credited	726	—	—	—	—	258	—	984
Acquisition and operating expenses, net of deferrals	660	660	229	204	151	144	67	2,115
Amortization of deferred acquisition costs and intangibles	203	195	4	45	5	103	14	569
Interest expense	97	50	—	1	—	—	245	393

Total benefits and expenses	5,096	1,248	233	714	1,548	763	325	9,927

Income (loss) before income taxes	(299)	53	45	545	(722)	(91)	(389)	(858)
Provision (benefit) for income taxes	(116)	8	17	153	(294)	(45)	(138)	(415)

Net income (loss)	(183)	45	28	392	(428)	(46)	(251)	(443)
Less: net income attributable to noncontrolling interests	—	—	—	61	—	—	—	61

Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$(183)	$45	$28	$331	$(428)	$(46)	$(251)	$(504)

(b) Revenues of Major Product Groups

The following is a summary of revenues of major product groups for our segments and Corporate and Other activities for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Revenues:
U.S. Life Insurance segment:
Life insurance	$2,042	$1,778	$1,485
Long-term care insurance	3,002	2,834	2,436
Fixed annuities	1,086	1,174	876

U.S. Life Insurance segment’s revenues	6,130	5,786	4,797

International Protection segment’s revenues	1,022	1,112	1,301

Wealth Management segment’s revenues	453	352	278

International Mortgage Insurance segment:
Canada	823	796	729
Australia	612	496	442
Other Countries	72	80	88

International Mortgage Insurance segment’s revenues	1,507	1,372	1,259

U.S. Mortgage Insurance segment’s revenues	719	754	826

Runoff segment’s revenues	525	665	672

Corporate and Other’s revenues	12	48	(64)

Total revenues	$10,368	$10,089	$9,069

(c) Net Operating Income (Loss) Available To Genworth Financial, Inc.’s Common Stockholders

The following is a summary of net operating income (loss) available to Genworth Financial, Inc.’s common stockholders for our segments and Corporate and Other activities for the years ended December 31:

(Amounts in millions)	2011	2010	2009
U.S. Life Insurance segment:
Life insurance	$211	$106	$166
Long-term care insurance	99	121	156
Fixed annuities	78	82	(9)

U.S. Life Insurance segment’s net operating income	388	309	313

International Protection segment’s net operating income	91	70	56

Wealth Management segment’s net operating income	47	40	28

International Mortgage Insurance segment:
Canada	159	176	202
Australia	196	203	146
Other Countries	(27)	(17)	(23)

International Mortgage Insurance segment’s net operating income	328	362	325

U.S. Mortgage Insurance segment’s net operating loss	(513)	(585)	(460)

Runoff segment’s net operating income	27	23	67

Corporate and Other’s net operating loss	(239)	(184)	(184)

Net operating income available to Genworth Financial, Inc.’s common stockholders	129	35	145
Net investment gains (losses), net of taxes and other adjustments	(116)	(89)	(649)
Gain on sale of business, net of taxes	36	—	—
Net tax benefit related to separation from our former parent	—	106	—

Net income (loss) available to Genworth Financial, Inc.’s common stockholders	49	52	(504)
Add: net income attributable to noncontrolling interests	139	143	61

Net income (loss)	$188	$195	$(443)

(d) Geographic Segment Information

We conduct our operations in two geographic regions: (1) United States and (2) International.

The following is a summary of geographic region activity as of or for the years ended December 31:

2011
(Amounts in millions)	United States	International	Total
Total revenues	$7,839	$2,529	$10,368

Net income (loss)	$(394)	$582	$188

Total assets	$100,169	$12,018	$112,187

2010
(Amounts in millions)	United States	International	Total
Total revenues	$7,605	$2,484	$10,089

Net income (loss)	$(390)	$585	$195

Total assets	$98,071	$12,292	$110,363

2009
(Amounts in millions)	United States	International	Total
Total revenues	$6,509	$2,560	$9,069

Net income (loss)	$(880)	$437	$(443)